Shareholder Report, Average Annual Return (Details) 210025_Aptus Laddered Buffer ETF_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Aptus Laddered Buffer ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aptus Laddered Buffer ETF NAV
Average Annual Return, Percent	5.57%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	10.49%